Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2023 USD ($) customer	Mar. 31, 2023 USD ($) customer	Sep. 30, 2022 USD ($) customer	Mar. 31, 2022 customer
Summary of Significant Accounting Policies
Total proceeds from sales of available-for-sale securities	$ 0	$ 25,900
Realized gains	$ 0	$ 900
Accounts Receivable | Customer Concentration
Summary of Significant Accounting Policies
Number of customers | customer	1	1	0
Accounts Receivable | Customer Concentration | Customer 1
Summary of Significant Accounting Policies
Revenue percentage		53.20%
Revenue | Customer Concentration
Summary of Significant Accounting Policies
Number of customers | customer	0	0		0
U.S. Treasury Bills
Summary of Significant Accounting Policies
Investment securities			$ 26,000